Share-Based Compensation - Additional Information (Detail) (2011 Stock Plan, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 04, 2014	Mar. 31, 2011	Mar. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option granted	$ 5.10	4.46	4.85
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				15,900,000	7,200,000	7,200,000
Options granted in period annual vesting percentage	25.00%
Vesting period	4 years
Options contractual Term	10 years
Options exercised	84,000	0	0
Options exercised, intrinsic value	$ 0.1
Compensation cost not yet recognized	6.2
Recognition period	2 years 1 month 6 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized	11.0
Recognition period	2 years 4 months 24 days
Weighted average fair value of RSUs granted	$ 10.06	9.93	10.12
Grant date fair value of RSUs	$ 4.1	1.7	0
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years